Other Receivables - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Security deposits receivable	$ 174	$ 53
Prepayments	285	92
Taxation Receivable	99	32
Total Other Receivable	$ 558	$ 177